Cover	Jun. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2026
Entity File Number	000-56829
Entity Registrant Name	URSB Bancorp, Inc.
Entity Central Index Key	0002084261
Entity Tax Identification Number	39-4348578
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	11-15 Cooke Avenue
Entity Address, City or Town	Carteret
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07008
City Area Code	732
Local Phone Number	541-5445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false